Inventories (Tables)	12 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Summary of Inventories

	March 31,
	2014	2013
Raw and packaging materials	$41,216	$33,293
Finished goods	49,525	48,549
Work in progress	19,250	21,079
Purchased products for commercial purposes and other	7,648	6,705

	$117,639	$109,626